STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2020

(Unaudited)

	Shares	Value
Common Stocks (99.03%)
Agriculture, Foods, & Beverage (11.41%)
Archer-Daniels-Midland Co.	3,477,500	$130,927,875
Coca-Cola Co., The	2,054,600	109,900,554
Kellogg Co.	930,000	56,237,100
McCormick & Company Inc.	428,600	62,657,034
Nestle SA ADR	1,175,800	121,001,578
PepsiCo Inc.	641,400	84,684,042
		565,408,183
Banks (4.20%)

M&T Bank Corp.	213,400	29,957,092
Northern Trust Corp.	422,700	37,096,152
U.S. Bancorp	710,821	33,010,527
Wells Fargo & Co.	2,643,100	107,970,635
		208,034,406
Building Materials & Construction (2.52%)

Vulcan Materials Co.	1,039,200	124,974,192
Chemicals (5.54%)

Air Products & Chemicals Inc.	830,000	182,276,300
Corteva Inc.	97,944	2,664,077
Croda International PLC	24,316	1,419,734
Dow Inc.	97,944	3,957,917
DuPont de Nemours Inc.	97,944	4,201,798
International Flavors & Fragrances Inc.	525,000	62,884,500
Novozymes A/S B Shares	344,484	17,445,207
		274,849,533
Computer Software & Services (8.33%)

Alphabet Inc. Class A(a)	112,635	150,846,424
Alphabet Inc. Class C(a)	5,916	7,923,476
Automatic Data Processing Inc.	109,900	17,005,926
Facebook Inc. Class A(a)	82,675	15,912,457
Microsoft Corp.	1,129,669	183,017,675
SAP SE	83,800	10,309,777
Texas Instruments Inc.	245,807	28,056,411
		413,072,146
Computers (7.10%)

Apple Inc.	1,287,217	351,873,639
Consumer & Marketing (7.08%)

AptarGroup Inc.	677,405	68,465,323
Colgate-Palmolive Co.	872,600	58,961,582
Procter & Gamble Co., The	1,765,155	199,868,501
Unilever NV New York Shares	451,152	23,802,780
		351,098,186
Electronic/Electrical Manufacturing (1.76%)

Emerson Electric Co.	729,400	46,761,834
General Electric Co.	3,744,419	40,739,279
		87,501,113
Health Care (18.12%)

Abbott Laboratories	847,500	65,282,925
	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AbbVie Inc.	847,500	$72,639,225
Agilent Technologies Inc.	548,071	42,239,832
Amgen Inc.	190,085	37,965,677
Eli Lilly and Co.	997,000	125,751,610
Johnson & Johnson	2,481,600	333,725,568
Merck & Co. Inc.	296,750	22,719,180
Pfizer Inc.	2,239,031	74,828,416
Roche Holding AG Sponsored ADR	732,281	29,210,689
Zoetis Inc.	705,696	94,019,878
		898,383,000
Machinery & Manufacturing (10.64%)

3M Co.	564,000	84,171,360
ASML Holding NV NY Reg. Shares	364,933	100,980,610
Caterpillar Inc.	1,162,621	144,444,033
Deere & Co.	42,900	6,712,992
Donaldson Company Inc.	765,513	34,509,326
HNI Corp.	1,439,200	47,248,936
Illinois Tool Works Inc.	652,500	109,476,450
		527,543,707
Media & Broadcasting (6.48%)

Walt Disney Co., The	2,728,640	321,024,496
Mining & Metals (2.12%)

BHP Group PLC	941,859	17,127,995
Nucor Corp.	531,200	21,965,120
Rio Tinto PLC	476,280	22,031,840
Rio Tinto PLC ADR	907,200	42,574,896
South32 Ltd.	941,859	1,320,585
		105,020,436
Oil & Gas (6.30%)

Chevron Corp.	1,060,000	98,940,400
Exxon Mobil Corp.	2,615,200	134,525,888
Royal Dutch Shell PLC ADR Class A	456,900	20,117,307
Royal Dutch Shell PLC Class B	2,037,807	43,464,417
Schlumberger Ltd.	564,642	15,296,152
		312,344,164
Retailers (2.91%)

Walmart Inc.	1,339,100	144,194,288
Telecom & Telecom Equipment (2.82%)

AT&T Inc.	2,140,534	75,389,607
Corning Inc.	1,284,600	30,650,556
Verizon Communications Inc.	624,900	33,844,584
		139,884,747
Transportation (1.13%)

GATX Corp.	190,700	13,640,771
Union Pacific Corp.	255,205	40,784,311
Wabtec Corp.	20,111	1,381,626
		55,806,708

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (0.57%)
Duke Energy Corp.	306,966	$28,148,783
Total Common Stocks

(cost $1,577,298,466)		4,909,161,727
Short-term Investments (0.38%)

JPMorgan U.S. Government Money
Market Fund Capital Shares,
1.47%(b)	18,619,156	18,619,156
Total Short-term Investments

(cost $18,619,156)		18,619,156
TOTAL INVESTMENTS (99.41%)

(cost $1,595,917,622)		4,927,780,883
OTHER ASSETS, NET OF
LIABILITIES (0.59%)		29,324,963
NET ASSETS (100.00%)
		$4,957,105,846

(a)Non-income producing security.

(b)Rate shown is the 7-day yield as of February 29, 2020.

ADR – American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 29, 2020

(Unaudited)

	Shares	Value
Common Stocks (65.66%)
Agriculture, Foods, & Beverage (6.27%)
Archer-Daniels-Midland Co.	940,561	$35,412,122
Campbell Soup Co.	26,000	1,173,120
Coca-Cola Co., The	410,000	21,930,900
Kellogg Co.	310,000	18,745,701
Nestle SA ADR	319,174	32,846,196
PepsiCo Inc.	110,100	14,536,503
		124,644,542
Banks (2.92%)

M&T Bank Corp.	58,300	8,184,154
Northern Trust Corp.	104,700	9,188,472
U.S. Bancorp	218,145	10,130,654
Wells Fargo & Co.	747,600	30,539,460
		58,042,740
Building Materials & Construction (0.97%)

Vulcan Materials Co.	160,200	19,265,652
Chemicals (4.02%)

Air Products & Chemicals Inc.	230,000	50,510,300
Corteva Inc.	79,452	2,161,094
Dow Inc.	79,452	3,210,655
DuPont de Nemours Inc.	79,452	3,408,491
International Flavors & Fragrances Inc.	120,000	14,373,600
Novozymes A/S B Shares	124,350	6,297,278
		79,961,418
Computer Software & Services (7.65%)

Alphabet Inc. Class A(a)	36,687	49,133,065
Alphabet Inc. Class C(a)	3,559	4,766,675
Automatic Data Processing Inc.	47,400	7,334,676
Facebook Inc. Class A(a)	49,575	9,541,700
Microsoft Corp.	333,505	54,031,145
SAP SE	52,800	6,495,898
Texas Instruments Inc.	182,262	20,803,385
		152,106,544
Computers (4.38%)

Apple Inc.	318,176	86,976,591
Consumer & Marketing (4.65%)

AptarGroup Inc.	134,100	13,553,487
Colgate-Palmolive Co.	80,000	5,405,600
Procter & Gamble Co., The	477,700	54,089,971
Reckitt Benckiser Group PLC	65,387	4,796,067
Unilever NV New York Shares	276,106	14,567,353
		92,412,478
Electronic/Electrical Manufacturing (0.75%)

Emerson Electric Co.	98,600	6,321,246
General Electric Co.	796,300	8,663,744
		14,984,990
Financial Services (0.53%)

Berkshire Hathaway Inc. Class A(a)	34	10,509,264
	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Berkshire Hathaway Inc. Class B(a)	533	$109,979
		10,619,243
Health Care (10.48%)

Abbott Laboratories	146,675	11,298,375
AbbVie Inc.	92,000	7,885,320
Agilent Technologies Inc.	143,787	11,081,664
Amgen Inc.	70,750	14,130,898
Eli Lilly and Co.	212,000	26,739,560
Johnson & Johnson	417,700	56,172,296
Medtronic PLC	21,600	2,174,472
Merck & Co. Inc.	103,200	7,900,992
Novo Nordisk A/S Sponsored ADR	153,404	8,917,375
Pfizer Inc.	728,140	24,334,439
Roche Holding AG Sponsored ADR	179,815	7,172,820
Zoetis Inc.	229,495	30,575,619
		208,383,830
Machinery & Manufacturing (6.29%)

3M Co.	124,600	18,595,304
ASML Holding NV NY Reg. Shares	82,440	22,811,972
Caterpillar Inc.	262,400	32,600,576
Deere & Co.	72,202	11,298,169
Donaldson Company Inc.	279,017	12,578,086
HNI Corp.	160,000	5,252,800
Illinois Tool Works Inc.	130,600	21,912,068
		125,048,975
Media & Broadcasting (6.31%)

Lee Enterprises Inc.(a)	84,000	126,000
Walt Disney Co., The	1,065,995	125,414,312
		125,540,312
Mining & Metals (2.13%)

BHP Group PLC	169,900	3,089,684
Nucor Corp.	436,800	18,061,680
Rio Tinto PLC	153,825	7,115,663
Rio Tinto PLC ADR	293,000	13,750,490
South32 Ltd.	169,900	238,218
		42,255,735
Oil & Gas (3.76%)

Chevron Corp.	288,000	26,881,920
Enbridge Inc.	78,375	2,933,576
Exxon Mobil Corp.	512,400	26,357,856
Royal Dutch Shell PLC ADR Class A	216,400	9,528,092
Royal Dutch Shell PLC Class B	163,579	3,488,979
Schlumberger Ltd.	201,727	5,464,784
		74,655,207
Retailers (1.50%)

Walmart Inc.	276,700	29,795,056

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (1.70%)
AT&T Inc.	533,359	$18,784,904
Corning Inc.	372,300	8,883,078
Verizon Communications Inc.	112,490	6,092,458
		33,760,440
Transportation (1.02%)

GATX Corp.	68,200	4,878,346
Union Pacific Corp.	95,035	15,187,543
Wabtec Corp.	4,276	293,761
		20,359,650
Utilities & Energy (0.33%)

Duke Energy Corp.	72,333	6,632,936
Total Common Stocks

(cost $455,443,104)		1,305,446,339
	Principal

	amount	Value
Corporate Bonds (19.52%)
Aerospace/Defense (0.81%)
Precision Castparts Corp.
2.250%, 06/15/2020	$ 1,000,000	$1,001,432
Rolls-Royce PLC(b)
2.375%, 10/14/2020	1,000,000	1,003,881
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,033,739
Boeing Co.
2.850%, 10/30/2024	1,000,000	1,029,349
General Dynamics Corp.
2.375%, 11/15/2024	500,000	518,317
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,080,572
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,059,829
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,067,025
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,072,207
Rolls-Royce PLC(b)
3.625%, 10/14/2025	1,000,000	1,066,680
Boeing Co.
2.250%, 06/15/2026	500,000	502,166
General Dynamics Corp.
2.125%, 08/15/2026	500,000	514,313
Airbus SE(b)
3.150%, 04/10/2027	1,000,000	1,086,768
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,087,421
General Dynamics Corp.
2.625%, 11/15/2027	500,000	530,199
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,079,014
	Principal
	amount	Value
Corporate Bonds (Cont.)
Aerospace/Defense (Cont.)
General Dynamics Corp.
3.750%, 05/15/2028	$ 1,200,000	$1,362,708
		16,095,620
Agriculture, Foods, & Beverage (1.69%)

Coca-Cola Co., The
2.450%, 11/01/2020	1,000,000	1,004,908
Kellogg Co.
4.000%, 12/15/2020	324,000	329,798
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,031,850
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,026,678
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,020,908
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,034,424
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,356,750
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,086,926
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,072,019
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,079,794
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,085,607
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,094,205
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,094,793
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,080,170
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,069,253
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	534,514
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,087,484
Hershey Co.
2.300%, 08/15/2026	1,000,000	1,049,403
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	1,055,024
Danone SA(b)
2.947%, 11/02/2026	1,000,000	1,063,399
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,083,344
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	546,838
Sysco Corp.
3.250%, 07/15/2027	500,000	545,450
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,635,179
4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
3.400%, 11/15/2027	$ 1,000,000	$1,087,577
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,629,495
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,114,641
General Mills Inc.
4.200%, 04/17/2028	1,000,000	1,150,917
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,338,648
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,153,516
Coca-Cola Co., The
2.125%, 09/06/2029	1,000,000	1,022,094
		33,565,606
Automotive (0.67%)

Daimler Finance NA LLC(b)
2.250%, 03/02/2020	500,000	500,000
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,006,162
BMW US Capital LLC(b)
2.000%, 04/11/2021	1,000,000	1,005,948
Daimler Finance NA LLC(b)
2.000%, 07/06/2021	1,000,000	1,004,253
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	502,056
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,058,102
BMW US Capital LLC(b)
2.800%, 04/11/2026	500,000	526,860
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	1,038,685
BMW US Capital LLC(b)
3.300%, 04/06/2027	1,000,000	1,089,366
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	1,097,307
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,117,647
Daimler Finance NA LLC(b)
3.750%, 02/22/2028	1,000,000	1,108,374
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,155,508
Daimler Finance NA LLC(b)
4.300%, 02/22/2029	1,000,000	1,163,995
		13,374,263
Banks (1.21%)

Toronto-Dominion Bank, The
3.000%, 06/11/2020	1,000,000	1,003,782
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,004,285
PNC Bank NA
2.450%, 11/05/2020	500,000	503,175
	Principal
	amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wells Fargo & Co.
3.000%, 01/22/2021	$ 1,000,000	$1,012,566
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,006,701
PNC Bank NA
2.150%, 04/29/2021	1,000,000	1,009,000
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,031,592
3.700%, 01/30/2024	500,000	541,175
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,077,825
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,082,074
PNC Bank NA
3.250%, 06/01/2025	500,000	537,138
State Street Corp.
3.550%, 08/18/2025	500,000	550,826
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,059,694
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	531,349
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,053,236
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	1,046,792
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	523,352
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,588,956
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,094,474
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,078,423
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,201,304
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,170,880
Wells Fargo & Co.
4.150%, 01/24/2029	1,000,000	1,153,083
Bank of America Corp.(c)
3.974%, 02/07/2030	1,000,000	1,135,166
		23,996,848
Chemicals (0.46%)

Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,016,968
2.700%, 02/21/2023	1,000,000	1,032,830
3.200%, 01/30/2026	1,000,000	1,082,758
Air Liquide Finance(b)
2.500%, 09/27/2026	1,000,000	1,057,337
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	1,070,285
3.250%, 12/01/2027	1,500,000	1,660,827
See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
PPG Industries Inc.
3.750%, 03/15/2028	$ 2,000,000	$2,251,644
		9,172,649
Commercial Service/Supply (0.10%)

Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,065,468
Computer Software & Services (0.85%)

Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	501,929
Microsoft Corp.
2.125%, 11/15/2022	2,000,000	2,048,626
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,036,694
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,074,463
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,081,171
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,104,068
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,102,486
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,046,998
Oracle Corp.
2.650%, 07/15/2026	1,000,000	1,056,002
Microsoft Corp.
2.400%, 08/08/2026	500,000	526,052
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	1,034,540
Microsoft Corp.
3.300%, 02/06/2027	500,000	553,873
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,077,894
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	534,665
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,098,964
		16,878,425
Computers (0.10%)

International Business
Machines Corp.
1.625%, 05/15/2020	2,000,000	1,999,960
Consumer & Marketing (0.91%)

Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,025,406
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	502,672
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,022,591
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	1,024,263
	Principal
	amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
2.100%, 05/01/2023	$ 2,000,000	$2,057,646
NIKE Inc.
2.250%, 05/01/2023	500,000	515,651
Reckitt Benckiser Treasury Services
PLC(b)
2.750%, 06/26/2024	1,000,000	1,048,227
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,085,101
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,083,017
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	540,463
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,062,627
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	521,495
NIKE Inc.
2.375%, 11/01/2026	1,000,000	1,052,632
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	540,171
Reckitt Benckiser Treasury Services
PLC(b)
3.000%, 06/26/2027	1,000,000	1,067,854
Clorox Co.
3.100%, 10/01/2027	500,000	544,538
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,117,308
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,162,749
Estee Lauder Companies Inc., The
2.375%, 12/01/2029	1,000,000	1,032,766
		18,007,177
Electronic/Electrical Manufacturing (0.62%)

Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,022,367
Siemens Financieringsmaatschappij
NV(b)
2.900%, 05/27/2022	500,000	518,075
General Electric Co.
2.700%, 10/09/2022	1,000,000	1,021,783
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,035,902
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,057,562
Siemens Financieringsmaatschappij
NV(b)
3.250%, 05/27/2025	1,000,000	1,081,952
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,080,447
Siemens Financieringsmaatschappij
NV(b)
2.350%, 10/15/2026	1,000,000	1,034,869
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	2,127,334
6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
ABB Finance (USA) Inc.
3.800%, 04/03/2028	$ 1,000,000	$1,140,341
Rockwell Automation Inc.
3.500%, 03/01/2029	1,000,000	1,141,184
		12,261,816
Financial Services (0.45%)

Mastercard Inc.
2.000%, 11/21/2021	500,000	506,709
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,053,973
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	295,865
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,037,953
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,048,416
3.625%, 05/13/2024	500,000	542,245
3.125%, 01/23/2025	1,000,000	1,060,686
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	796,461
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,086,123
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,088,485
Mastercard Inc.
2.950%, 11/21/2026	500,000	540,574
		9,057,490
Health Care (2.20%)

Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,023,225
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,026,582
EMD Finance LLC(b)
2.950%, 03/19/2022	1,000,000	1,024,965
Bayer US Finance II LLC(b)
2.200%, 07/15/2022	1,300,000	1,308,980
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,532,477
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,020,613
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	1,029,230
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,040,865
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,087,342
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,623,881
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,081,320
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,064,739
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,080,160
	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Bayer U.S. Finance LLC(b)
3.375%, 10/08/2024	$ 1,000,000	$1,062,338
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,072,124
EMD Finance LLC(b)
3.250%, 03/19/2025	1,000,000	1,074,091
Bayer US Finance II LLC(b)
2.850%, 04/15/2025	1,000,000	1,009,757
Eli Lilly and Co.
2.750%, 06/01/2025	472,000	505,642
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,095,560
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,081,490
Johnson & Johnson
2.450%, 03/01/2026	500,000	526,120
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,094,643
Roche Holdings Inc.(b)
2.625%, 05/15/2026	500,000	531,490
Amgen Inc.
2.600%, 08/19/2026	1,000,000	1,058,048
Roche Holdings Inc.(b)
2.375%, 01/28/2027	1,000,000	1,048,473
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	546,330
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,084,976
Amgen Inc.
3.200%, 11/02/2027	1,000,000	1,093,136
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,180,026
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,109,086
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,293,986
Sanofi
3.625%, 06/19/2028	1,500,000	1,724,931
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,117,682
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	1,122,927
Pfizer Inc.
3.450%, 03/15/2029	1,000,000	1,120,694
Bristol-Myers Squibb Co.(b)
3.400%, 07/26/2029	2,000,000	2,243,638
Thermo Fisher Scientific Inc.
2.600%, 10/01/2029	1,000,000	1,044,066
		43,785,633
Machinery & Manufacturing (0.80%)

Caterpillar Financial Services Corp.
2.950%, 05/15/2020	1,000,000	1,002,773
Caterpillar Inc.
3.900%, 05/27/2021	500,000	515,765
See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
John Deere Capital Corp.
2.750%, 03/15/2022	$ 500,000	$516,543
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,021,141
Covidien International
3.200%, 06/15/2022	1,000,000	1,035,971
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,033,003
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,073,556
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,613,468
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,076,852
3M Co.
3.000%, 08/07/2025	1,000,000	1,073,861
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,080,449
3M Co.
2.250%, 09/19/2026	500,000	514,484
Eaton Corp.
3.103%, 09/15/2027	1,000,000	1,091,192
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,096,600
3M Co.
3.375%, 03/01/2029	1,000,000	1,102,895
Caterpillar Inc.
2.600%, 09/19/2029	1,000,000	1,053,107
		15,901,660
Media & Broadcasting (0.27%)

Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,042,215
3.600%, 03/01/2024	1,000,000	1,079,631
2.350%, 01/15/2027	1,000,000	1,033,414
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	1,144,515
S&P Global Inc.
2.500%, 12/01/2029	1,000,000	1,037,199
		5,336,974
Mining & Metals (0.15%)

BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,034,234
Alcoa Inc.
5.870%, 02/23/2022	756,000	795,690
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,106,823
		2,936,747
Oil & Gas (1.12%)

Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,016,059
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	2,044,038
	Principal
	amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
2.375%, 08/21/2022	$ 1,000,000	$1,024,542
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,034,110
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	2,025,742
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,049,038
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	520,642
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,067,117
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,119,114
2.709%, 03/06/2025	1,000,000	1,050,392
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,076,364
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	515,955
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,098,536
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,136,686
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,064,665
Baker Hughes, a GE Co., LLC / Baker
Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	1,050,679
Sabal Trail Transmission LLC(b)
4.246%, 05/01/2028	1,000,000	1,116,494
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,120,324
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,107,152
		22,237,649
Retailers (1.01%)

McDonald's Corp.
3.625%, 05/20/2021	2,000,000	2,049,890
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,017,786
Home Depot Inc.
2.625%, 06/01/2022	500,000	513,965
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,038,563
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,035,715
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,073,871
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	537,990
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,057,237
McDonald's Corp.
3.250%, 06/10/2024	1,000,000	1,072,436
8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
3.500%, 07/01/2024	$ 1,000,000	$1,097,748
Home Depot Inc.
3.350%, 09/15/2025	1,000,000	1,095,443
Lowe's Companies Inc.
3.375%, 09/15/2025	1,000,000	1,087,628
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,079,755
Lowe's Companies Inc.
2.500%, 04/15/2026	1,000,000	1,034,443
Target Corp.
2.500%, 04/15/2026	1,000,000	1,060,728
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	1,029,376
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,087,791
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,096,583
McDonald's Corp.
3.800%, 04/01/2028	1,000,000	1,119,376
		20,186,324
Telecom & Telecom Equipment (0.63%)

Deutsche Telekom International
Finance BV(b)
1.950%, 09/19/2021	1,000,000	1,005,387
AT&T Inc.
3.000%, 02/15/2022	2,000,000	2,054,518
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	1,026,533
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,088,760
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,094,456
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	549,872
2.950%, 02/28/2026	500,000	539,096
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	1,049,511
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,148,941
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,189,876
3.875%, 02/08/2029	1,000,000	1,144,817
AT&T Inc.
4.350%, 03/01/2029	500,000	569,562
		12,461,329
Transportation (0.86%)

Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	518,130
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,025,516
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,568,046
	Principal
	amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Union Pacific Corp.
2.750%, 04/15/2023	$ 500,000	$516,994
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,083,507
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,084,029
Union Pacific Corp.
3.250%, 08/15/2025	500,000	542,727
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,134,044
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,049,915
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	535,058
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	520,234
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,070,278
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	541,143
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,165,410
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,139,060
3.700%, 03/01/2029	500,000	564,110
United Parcel Service Inc.
2.500%, 09/01/2029	1,000,000	1,037,907
		17,096,108
Utilities & Energy (4.61%)

Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	503,378
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,038,064
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	511,902
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,014,183
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,024,756
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,032,617
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,032,473
Detroit Edison Co.
2.650%, 06/15/2022	500,000	511,995
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,022,390
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,030,739
Northern States Power Co.
2.150%, 08/15/2022	500,000	507,657
Pacific Gas & Electric(d)
2.450%, 08/15/2022	1,000,000	1,045,000
See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal			Principal
	amount	Value		amount	Value
Corporate Bonds (Cont.)			Corporate Bonds (Cont.)
Utilities & Energy (Cont.)			Utilities & Energy (Cont.)
Ameren Illinois Co.			Wisconsin Electric Power
2.700%, 09/01/2022	$ 1,000,000	$1,029,171	3.100%, 06/01/2025	$ 1,000,000	$1,063,447
PPL Electric Utilities			Pacific Gas & Electric(d)
2.500%, 09/01/2022	1,000,000	1,024,580	3.500%, 06/15/2025	1,000,000	1,045,000
Public Service Company of Colorado			Southern California Gas Co.
2.250%, 09/15/2022	1,000,000	1,019,072	3.200%, 06/15/2025	500,000	537,644
Tampa Electric Co.			Duke Energy Progress LLC
2.600%, 09/15/2022	500,000	514,786	3.250%, 08/15/2025	1,000,000	1,082,763
NSTAR Electric Co.			Interstate Power & Light Co.
2.375%, 10/15/2022	500,000	513,454	3.400%, 08/15/2025	1,000,000	1,072,050
Public Service Company of Colorado			Kentucky Utilities Co.
2.500%, 03/15/2023	1,000,000	1,028,209	3.300%, 10/01/2025	500,000	541,267
Virginia Electric & Power Co.			Louisville Gas & Electric Co.
2.750%, 03/15/2023	1,000,000	1,032,037	3.300%, 10/01/2025	1,000,000	1,082,921
Public Service Electric and Gas Co.			PECO Energy Co.
2.375%, 05/15/2023	2,000,000	2,057,728	3.150%, 10/15/2025	1,000,000	1,076,943
Florida Power & Light Co.			NSTAR Electric Co.
2.750%, 06/01/2023	2,000,000	2,085,998	3.250%, 11/15/2025	1,000,000	1,072,831
Pacificorp			Florida Power & Light Co.
2.950%, 06/01/2023	1,000,000	1,048,962	3.125%, 12/01/2025	1,000,000	1,086,930
Pacific Gas & Electric(d)			Virginia Electric & Power Co.
3.250%, 06/15/2023	1,000,000	1,022,500	3.150%, 01/15/2026	1,000,000	1,076,552
Consumers Energy Co.			Brooklyn Union Gas Co., The(b)
3.375%, 08/15/2023	1,000,000	1,067,363	3.407%, 03/10/2026	1,000,000	1,077,253
Laclede Gas Co.			Georgia Power Co.
3.400%, 08/15/2023	1,000,000	1,050,556	3.250%, 04/01/2026	1,000,000	1,077,917
Duke Energy Ohio Inc.			San Diego Gas & Electric Co.
3.800%, 09/01/2023	1,000,000	1,068,958	2.500%, 05/15/2026	1,000,000	1,030,605
San Diego Gas & Electric Co.			NSTAR Electric Co.
3.600%, 09/01/2023	2,000,000	2,122,128	2.700%, 06/01/2026	1,000,000	1,048,685
Public Service Company of			Commonwealth Edison Co.
New Hampshire			2.550%, 06/15/2026	1,000,000	1,044,615
3.500%, 11/01/2023	500,000	538,107	Southern California Gas Co.
Delmarva Power & Light Co.			2.600%, 06/15/2026	1,000,000	1,047,429
3.500%, 11/15/2023	1,000,000	1,068,151	Westar Energy Inc.
Alabama Power Co.			2.550%, 07/01/2026	1,000,000	1,046,695
3.550%, 12/01/2023	1,000,000	1,073,478	KeySpan Gas East Corp.(b)
Virginia Electric & Power Co.			2.742%, 08/15/2026	1,000,000	1,049,807
3.450%, 02/15/2024	1,000,000	1,065,755	CenterPoint Energy Houston
DTE Electric Co.			Electric LLC
3.650%, 03/15/2024	2,000,000	2,164,886	2.400%, 09/01/2026	500,000	519,539
Potomac Electric Power Co.			Public Service Electric and Gas Co.
3.600%, 03/15/2024	1,000,000	1,072,499	2.250%, 09/15/2026	1,000,000	1,034,642
Florida Power & Light Co.			AEP Transmission Company LLC
3.250%, 06/01/2024	1,000,000	1,072,344	3.100%, 12/01/2026	500,000	547,683
Interstate Power & Light Co.			Consolidated Edison Co. of New York
3.250%, 12/01/2024	1,000,000	1,066,022	2.900%, 12/01/2026	500,000	532,402
DTE Electric Co.			Duke Energy Carolinas
3.375%, 03/01/2025	1,000,000	1,083,684	2.950%, 12/01/2026	1,000,000	1,071,827
Alabama Power Co.			Westar Energy Inc.
2.800%, 04/01/2025	1,000,000	1,059,658	3.100%, 04/01/2027	1,000,000	1,084,522
Arizona Public Service Co.			NSTAR Electric Co.
3.150%, 05/15/2025	500,000	535,171	3.200%, 05/15/2027	1,000,000	1,086,756
Public Service Company of Colorado			Public Service Electric and Gas Co.
2.900%, 05/15/2025	1,000,000	1,051,318	3.000%, 05/15/2027	500,000	540,551
10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Appalachian Power Co.
3.300%, 06/01/2027	$ 1,000,000	$1,081,289
Rochester Gas & Electric Corp.(b)
3.100%, 06/01/2027	1,000,000	1,069,536
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,073,561
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,073,695
Boston Gas Co.(b)
3.150%, 08/01/2027	500,000	541,208
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	537,670
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,088,348
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,090,654
Pacific Gas & Electric(d)
3.300%, 12/01/2027	1,000,000	1,035,000
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,117,201
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	1,097,786
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,131,415
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,135,140
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,149,842
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,132,404
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,134,927
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,142,179
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,130,350
Brooklyn Union Gas Co., The(b)
3.865%, 03/04/2029	1,000,000	1,138,877
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,120,569
MidAmerican Energy Co.
3.650%, 04/15/2029	2,000,000	2,269,654
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	1,058,945
		91,741,255
Total Corporate Bonds

(cost $363,386,643)		388,159,001
Foreign Government Bonds (0.11%)

Province of Quebec
2.500%, 04/20/2026	1,000,000	1,072,600
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,075,010
Total Foreign Government Bonds
(cost $1,995,695)		2,147,610

Principal
amount	Value

Government Agency Securities (e) (4.32%)

Agency Commercial Mortgage-Backed Securities (4.22%)

Federal Home Loan Mortgage Corp.
Series K018, Class A2
2.789%, 01/25/2022	$ 9,921,811	$10,117,807
Series K029, Class A1
2.839%, 10/25/2022	2,898,915	2,940,471
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	2,068,144
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	1,026,381
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	2,066,554
Series K724, Class A2
3.062%, 11/25/2023	500,000	526,872
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	3,170,343
Series K726, Class A2
2.905%, 04/25/2024	1,500,000	1,574,241
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	2,128,956
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	2,157,938
Series K054, Class A2
2.745%, 01/25/2026	500,000	534,227
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	2,131,546
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	2,115,862
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	2,121,918
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,601,226
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,643,432
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,234,356
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,761,980
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	2,214,890
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,688,649
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,277,574
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	1,119,732
Series K075, Class A2
3.650%, 02/25/2028	1,500,000	1,715,234
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,327,188
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	2,262,425	2,312,112
Series 2016-M12, Class AV2
2.308%, 10/25/2023	998,792	1,022,298
Series 2015-M11, Class A2
2.829%, 04/25/2025	2,000,000	2,126,024
See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

Principal
amount	Value

Government Agency Securities (Cont.)

Agency Commercial Mortgage-Backed Securities (Cont.)

Series 2015-M17, Class A2
2.930%, 11/25/2025	$ 1,000,000	$1,067,963
Series 2016-M6, Class A2
2.488%, 05/25/2026	1,000,000	1,048,289
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	1,047,013
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	2,100,356
Series 2016-M12, Class A2
2.443%, 09/25/2026	2,000,000	2,103,162
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	1,053,147
Series 2017-M4, Class A2
2.585%, 12/25/2026	2,500,000	2,670,338
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	2,178,424
Series 2017-M2, Class A2
2.801%, 02/25/2027	1,000,000	1,083,975
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	2,192,714
Series 2018-M1, Class A2
2.985%, 12/25/2027	2,000,000	2,194,430
Series 2018-M2, Class A2
2.902%, 01/25/2028	2,000,000	2,187,394
Series 2018-M7, Class A2
3.052%, 03/25/2028	1,500,000	1,660,518
Series 2018-M4, Class A2
3.045%, 03/25/2028	1,500,000	1,655,351

		83,969,029
Agency Notes & Bonds (0.10%)

Tennessee Valley Authority
3.875%, 02/15/2021	2,000,000	2,053,046

		2,053,046
Total Government Agency Securities

(cost $81,168,472)		86,022,075
U.S. Treasury Obligations (9.30%)

U.S. Treasury Notes
3.500%, 05/15/2020	20,000,000	20,082,040
1.375%, 10/31/2020	5,000,000	5,005,080
3.625%, 02/15/2021	10,000,000	10,239,450
2.000%, 02/28/2021	5,000,000	5,045,510
2.000%, 11/15/2021	25,000,000	25,449,225
2.500%, 08/15/2023	10,000,000	10,544,920
2.750%, 11/15/2023	10,000,000	10,672,660
2.500%, 05/15/2024	5,000,000	5,326,565
2.000%, 06/30/2024	5,000,000	5,230,470
2.000%, 02/15/2025	15,000,000	15,775,200
2.750%, 02/15/2028	10,000,000	11,284,770
	Principal
	amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.375%, 05/15/2029	$28,000,000	$31,073,448
1.625%, 08/15/2029	18,000,000	18,806,490
1.500%, 02/15/2030	10,000,000	10,348,830
Total U.S. Treasury Obligations
(cost $176,075,232)		184,884,658

	Shares	Value
Short-term Investments (0.87%)
JPMorgan U.S. Government Money
Market Fund Capital Shares,
1.47%(f)	17,325,928	$17,325,928
Total Short-term Investments

(cost $17,325,928)		17,325,928
TOTAL INVESTMENTS (99.78%)

(cost $1,095,395,074)		1,983,985,611
OTHER ASSETS, NET OF
LIABILITIES (0.22%)		4,291,202
NET ASSETS (100.00%)
		$1,988,276,813

(a)Non-income producing security.

(b)Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, the value of these securities amounted to $32,730,132 or 1.65% of net assets.

(c)Rate is fixed from February 7, 2019 to, but excluding, February 7, 2029 and floating from February 7, 2029 to, but excluding, the maturity date.

(d)Pacific Gas & Electric filed for Chapter 11 bankruptcy protection on January 29, 2019, and is currently in default.

(e)The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corp. ("Freddie Mac") into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)Rate shown is the 7-day yield as of February 29, 2020.

ADR – American Depositary Receipt

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 29, 2020

(Unaudited)

	Principal
	amount	Value
U.S. Treasury Obligations (94.40%)
U.S. Treasury Notes
1.375%, 02/29/2020	$ 5,000,000	$5,000,000
2.250%, 02/29/2020	3,000,000	3,000,000
1.375%, 03/31/2020	5,000,000	4,999,710
1.125%, 04/30/2020	5,000,000	4,997,410
1.500%, 05/31/2020	7,000,000	7,000,273
1.375%, 05/31/2020	2,000,000	1,999,610
1.875%, 06/30/2020	10,000,000	10,016,410
1.625%, 07/31/2020	5,000,000	5,007,420
2.625%, 07/31/2020	2,000,000	2,011,250
2.625%, 08/31/2020	5,000,000	5,031,635
1.375%, 08/31/2020	5,000,000	5,003,905
2.875%, 10/31/2020	2,500,000	2,527,540
2.625%, 11/15/2020	3,000,000	3,030,702
2.125%, 01/31/2021	10,000,000	10,091,020
2.500%, 02/28/2021	5,000,000	5,070,115
1.375%, 04/30/2021	10,000,000	10,033,590
2.000%, 05/31/2021	10,000,000	10,118,360
1.125%, 07/31/2021	5,000,000	5,009,375
2.000%, 08/31/2021	5,000,000	5,075,975
2.750%, 09/15/2021	2,500,000	2,567,675
2.000%, 10/31/2021	7,500,000	7,629,495
1.875%, 11/30/2021	10,000,000	10,164,059
1.500%, 01/31/2022	10,000,000	10,111,330
1.750%, 02/28/2022	10,000,000	10,166,410
1.750%, 03/31/2022	10,000,000	10,175,780
1.750%, 04/30/2022	5,000,000	5,091,015
1.750%, 05/15/2022	10,000,000	10,188,670
1.625%, 08/15/2022	8,500,000	8,653,731
1.750%, 09/30/2022	5,000,000	5,110,740
1.875%, 10/31/2022	2,000,000	2,051,954
2.000%, 11/30/2022	2,500,000	2,575,293
2.000%, 02/15/2023	5,000,000	5,163,475
2.500%, 03/31/2023	3,000,000	3,147,423
1.500%, 03/31/2023	2,000,000	2,037,422
1.625%, 04/30/2023	5,000,000	5,115,040
1.625%, 05/31/2023	10,000,000	10,233,200
1.375%, 06/30/2023	5,000,000	5,079,100
1.250%, 07/31/2023	5,000,000	5,060,155
2.500%, 08/15/2023	5,000,000	5,272,460
1.375%, 08/31/2023	2,000,000	2,032,968
1.375%, 09/30/2023	5,000,000	5,083,790
1.625%, 10/31/2023	5,000,000	5,131,250
2.875%, 10/31/2023	2,000,000	2,141,718
2.125%, 11/30/2023	10,000,000	10,449,220
2.250%, 01/31/2024	5,000,000	5,257,815
2.750%, 02/15/2024	5,000,000	5,357,615
2.125%, 02/29/2024	5,000,000	5,237,695
2.125%, 03/31/2024	3,000,000	3,145,899
2.000%, 04/30/2024	5,000,000	5,221,290
2.500%, 05/15/2024	6,500,000	6,924,535
1.750%, 07/31/2024	3,000,000	3,108,165
2.375%, 08/15/2024	7,000,000	7,444,612
	Principal
	amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (cont.)
2.250%, 10/31/2024	$ 2,500,000	$2,651,075
2.250%, 11/15/2024	8,000,000	8,486,560
2.250%, 12/31/2024	8,000,000	8,498,752
1.375%, 01/31/2025	2,000,000	2,043,906
2.000%, 02/15/2025	8,000,000	8,413,440
2.125%, 05/15/2025	7,000,000	7,418,362
2.000%, 08/15/2025	15,500,000	16,349,478
2.250%, 11/15/2025	3,000,000	3,210,936
Total U.S. Treasury Obligations
(cost $344,989,435)		354,227,808

	Shares	Value
Short-term Investments (2.82%)
JPMorgan U.S. Government Money
Market Fund Capital Shares,
1.47%(a)	10,576,843	$10,576,843
Total Short-term Investments

(cost $10,576,843)		10,576,843
TOTAL INVESTMENTS (97.22%)

(cost $355,566,278)		364,804,651
OTHER ASSETS, NET OF LIABILITIES (2.78%)		10,421,140
NET ASSETS (100.00%)
		$375,225,791

(a) Rate shown is the 7-day yield as of February 29, 2020.

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (94.65%)
Alabama (1.34%)
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	$ 585,000	$630,144
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	652,176
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	678,175
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	709,119
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	1,080,029
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	742,253
The Water and Wastewater Board of the City of Madison Water and Sewer Revenue
Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,475,093
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,112,616
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011
(Prerefunded to 02-15-2021 @ 100)(b)	5.000%	08/15/2029	A1	1,620,000	1,684,573
					9,764,178
Alaska (1.58%)

Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A
(Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,959,555
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General
Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,238,850
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,187,939
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General
Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,589,354
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,246,328
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General
Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,616,731
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,263,071
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds,
2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,385,328
					11,487,156
Arizona (2.81%)

Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds,
Tax-Exempt Series 2011	5.000%	07/01/2020	A1	1,965,000	1,991,547
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa1	1,000,000	1,029,130
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa1	570,000	599,281
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	548,465
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	520,191
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds,
Tax-Exempt Series 2011	5.000%	07/01/2022	A1	1,000,000	1,095,220
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,055,080
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa1	930,000	977,728
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa1	1,255,000	1,346,728
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,162,746
Pinal County Community College District of Pinal County, Arizona, General Obligation
Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,786,993
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,249,428
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement
Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	555,000	628,626
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	628,450
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	887,737
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,137,740
14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement
Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	$ 400,000	$451,489
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School
Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,262,316
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds,
Series 2016	3.000%	07/01/2028	AA	1,000,000	1,103,670
					20,462,565
Arkansas (3.16%)

State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement
Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,204,720
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds
(Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,531,707
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	185,000	187,509
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2027	AA	3,000,000	3,396,750
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds
(Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	432,193
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,982,413
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds
(Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	919,094
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2033	Aa2	5,115,000	5,365,021
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2033	NR	660,000	687,964
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2035	NR	300,000	311,172
					23,018,543
California (4.13%)

Atascadero Unified School District, (San Luis Obispo County, California) General
Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	267,140
Marin Community College District (Marin County, California), Election of 2004 General
Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100)(b)	4.000%	08/01/2025	Aaa	1,115,000	1,169,312
Marin Community College District (Marin County, California), Election of 2004 General
Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100)(b)	4.250%	08/01/2026	Aaa	1,275,000	1,341,581
Atascadero Unified School District, (San Luis Obispo County, California) General
Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,277,111
East Side Union High School District, (Santa Clara County, California), 2015 General
Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,135,760
Newark Unified School District, (Alameda County, California), General Obligation Bonds,
Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	840,848
Santee School District, (County of San Diego, California), General Obligation Refunding
Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,756,353
Campbell Union High School District, (Santa Clara County, California), 2016 General
Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,175,137
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and
Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,371,677
Santee School District, (County of San Diego, California), General Obligation Refunding
Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,928,153
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties,
California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa2	2,835,000	3,177,185
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and
Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	640,202
Marin Community College District, (Marin County, California), Election of 2016 General
Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,305,689
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties,
California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	Aa2	1,600,000	1,907,856
Sequoia Union High School District, (County of San Mateo, State of California), General
Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,334,740
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and
Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	473,040
See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General
Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	$ 750,000	$823,785
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and
Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	590,370
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General
Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	821,730
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School
Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020
Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	615,993
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School
Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020
Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	662,992
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School
Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020
Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	723,264
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of
2014, Series B	5.000%	08/01/2034	AA	200,000	242,898
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of
2014, Series B	5.000%	08/01/2035	AA	355,000	430,306
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of
2014, Series B	5.000%	08/01/2036	AA	400,000	483,912
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of
2014, Series B	5.000%	08/01/2037	AA	500,000	603,720
					30,100,754
Colorado (2.65%)

Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	967,455
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation
Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,501,102
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General
Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,148,840
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado,
General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,225,390
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation
Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	541,781
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado),
General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,128,480
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications
Revenue Bonds, Series 2019A	4.000%	11/01/2034	A+	1,805,000	2,149,141
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield,
Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,115,250
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications
Revenue Bonds, Series 2019A	4.000%	11/01/2035	A+	980,000	1,164,122
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications
Revenue Bonds, Series 2019A	4.000%	11/01/2036	A+	1,000,000	1,180,150
City of Westminister, Colorado, Water and Wastewater Utility Enterprise, Water and
Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	AAA	1,000,000	1,226,070
					19,347,781
Connecticut (1.42%)

Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	125,000	125,210
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	601,008
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012,
Series B	2.000%	08/01/2022	Aaa	1,525,000	1,532,488
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,026,040
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale
University Issue, Series 2016A(c)	2.000%	07/01/2042	Aaa	5,700,000	6,042,114
					10,326,860

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Florida (2.69%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	AA-	$ 600,000	$601,962
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A
(Prerefunded to 10-01-2021 @ 100)(b)	5.000%	10/01/2022	Aa2	365,000	389,404
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A
(Prerefunded to 10-01-2021 @ 100)(b)	5.000%	10/01/2023	Aa2	200,000	213,372
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,047,900
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,544,441
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A(b)	5.000%	10/01/2026	Aa2	400,000	459,136
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,550,576
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	577,273
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds,
Series 2017	4.000%	09/01/2032	Aa3	540,000	635,882
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A(b)	5.000%	10/01/2032	Aa2	750,000	860,880
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	5,080,000	5,595,366
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	603,528
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds,
Series 2017	5.000%	09/01/2033	Aa3	750,000	950,160
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	662,609
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds,
Series 2017	5.000%	09/01/2034	Aa3	750,000	947,978
					19,640,467
Georgia (0.98%)

Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue
Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	202,210
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue
Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	253,318
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,168,693
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and
Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,038,040
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,717,951
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2034	Aa3	500,000	568,315
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2035	Aa3	250,000	282,333
Forsyth County Water and Sewerage Authority (Georgia), Refunding and Improvement
Revenue Bonds, Series 2019	3.000%	04/01/2035	Aaa	1,000,000	1,118,070
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2036	Aa3	700,000	784,973
					7,133,903
Hawaii (0.09%)

County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022
@ 100)(b)	5.000%	09/01/2031	Aa2	575,000	635,277
Idaho (0.80%)

Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General
Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,379,795
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	523,258
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2032	A1	265,000	319,179
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2033	A1	180,000	215,258
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	307,390
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2034	A1	255,000	302,886
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	319,663
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2035	A1	175,000	206,827
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2036	A1	200,000	235,628
					5,809,884
Indiana (4.52%)

City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	580,000	584,785
See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity)(b)	4.000%	07/10/2020	NR	$ 2,075,000	$2,098,842
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to
maturity)(b)	4.500%	08/01/2020	A1	2,075,000	2,106,167
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	192,905
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	225,006
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	220,259
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to
08-01-2020 @ 100)(b)	4.500%	08/01/2025	A1	1,530,000	1,553,623
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana,
Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,463,510
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	700,000	720,293
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana,
Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,378,521
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,237,487
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County,
Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,373,403
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County,
Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	589,205
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First
Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	601,930
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,163,690
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	246,250
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First
Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,399,920
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad
Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,668,670
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	849,795
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,248,410
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem
Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,708,205
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2033	Aa3	650,000	701,123
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	865,000	1,006,099
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County,
Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	335,000	425,390
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2034	Aa3	675,000	726,705
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	1,039,247
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County,
Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	600,000	759,516
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2035	Aa3	700,000	750,190
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County,
Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	882,525
					32,921,671
Iowa (2.21%)

Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds,
Series 2015	3.000%	06/01/2025	Aa2	265,000	271,985
Johnston Community School District, Iowa, General Obligation School and Refunding
Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,468,189
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds,
Series 2015	3.000%	06/01/2026	Aa2	500,000	512,495
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,177,087
Johnston Community School District, Iowa, General Obligation School and Refunding
Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,542,458
18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding
Bonds, Series 2015E	3.000%	06/01/2027	Aa3	$ 1,610,000	$1,692,835
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,220,543
Waukee Community School District, Dallas County, Iowa, General Obligation School
Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	2,100,000	2,193,051
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	1,025,668
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,146,033
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,894,750
					16,145,094
Kansas (2.95%)

Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General
Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	1,870,000	1,883,240
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General
Obligation Refunding Bonds, Series 2012-A (Prerefunded to 10-01-2020 @ 100)(b)	2.000%	10/01/2022	NR	140,000	140,893
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation
School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,965,721
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation
School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,605,862
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General
Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,102,430
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation
School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to
09-01-2021 @ 100)(b)	4.500%	09/01/2028	Aa2	3,000,000	3,160,890
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series
2017A	3.000%	01/01/2032	Aaa	2,500,000	2,708,625
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	6,375,450
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series
2019-A	4.000%	11/01/2033	Aa2	440,000	534,961
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series
2019-A	4.000%	11/01/2034	Aa2	455,000	549,804
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series
2019-A	3.000%	11/01/2035	Aa2	475,000	508,953
					21,536,829
Kentucky (2.55%)

Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue
Bonds, Series 2010	3.250%	12/01/2020	A1	1,780,000	1,811,488
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa2	1,110,000	1,225,318
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series
2018	3.250%	09/15/2029	A1	1,735,000	1,925,590
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General
Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,150,482
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series
2018	3.375%	09/15/2030	A1	1,800,000	2,006,748
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General
Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,190,243
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa2	3,660,000	3,942,515
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series
2018	3.500%	09/15/2031	A1	1,860,000	2,073,435
City of Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019	3.000%	06/01/2033	Aa3	3,115,000	3,287,478
					18,613,297
Maine (0.45%)

Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,312,270

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (0.47%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public
Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	$ 2,000,000	$2,142,400
Caroline County, Maryland, (County Commissioners of Caroline County), Consolidated
Public Improvement and Refunding Bonds of 2019	3.000%	01/15/2032	Aa3	1,150,000	1,276,719
					3,419,119
Massachusetts (0.73%)

Town of Northbridge, Massachusetts, General Obligation School Project Loan, Chapter
70B Bonds, Unlimited Tax	3.000%	06/01/2032	AA	1,000,000	1,109,160
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue
Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @
100)(b)	5.000%	06/01/2034	Aa1	2,000,000	2,105,580
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of
2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,141,620
					5,356,360
Michigan (4.60%)

Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie,
State of Michigan, 2010 School Building and Site Bonds
(General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,004,330
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of
Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	445,736
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and
Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	703,612
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011
School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to
05-01-2021 @ 100)(b)	5.000%	05/01/2022	A+	275,000	288,384
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of
Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	490,626
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding
Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	A+	1,485,000	1,492,663
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011
School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to
05-01-2021 @ 100)(b)	5.000%	05/01/2023	A+	400,000	419,468
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011
School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to
05-01-2021 @ 100)(b)	5.000%	05/01/2024	A+	600,000	629,202
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds,
Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	1,971,970
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013
Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	769,678
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of
Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,372,896
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013
Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,419,000
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of
Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,456,308
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of
Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation -
Unlimited Tax)	4.000%	05/01/2026	Aa2	3,850,000	4,228,648
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding
Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,170,090
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding
Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	578,045
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of
Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation -
Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,218,884
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage
Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	774,300
20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding
Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	$ 765,000	$893,405
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding
Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	345,783
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of
Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation -
Unlimited Tax)	5.000%	05/01/2028	A+	600,000	726,762
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School
Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	834,400
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School
Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,307,372
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General
Obligation Bonds	4.000%	10/01/2032	AAA	595,000	712,703
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General
Obligation Bonds	4.000%	10/01/2033	AAA	630,000	753,537
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General
Obligation Bonds	4.000%	10/01/2034	AAA	670,000	799,880
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building
and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A+	400,000	473,636
Rockford Public Schools, County of Kent, State of Michigan, 2019 School Building and
Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A	1,755,000	2,084,589
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School
Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,122,982
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building
and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2036	A+	865,000	1,021,790
					33,510,679
Minnesota (2.74%)

Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding
Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	2,938,933
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General
Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,923,399
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General
Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,063,130
Independent School District No. 720, Shakopee Public Schools, Minnesota, General
Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	4,181,191
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General
Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,685,957
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,374,517
Independent School District No. 622, (North St. Paul-Maplewood-Oakdale), Minnesota,
(Ramsey and Washington Counties), General Obligation Facilities Maintenance Bonds,
Series 2019B	3.000%	02/01/2034	A1	3,300,000	3,608,880
City of Minneapolis, Minnesota, General Obligation Bonds (Green Bonds), Series 2019	3.000%	12/01/2035	AAA	2,000,000	2,169,240
					19,945,247
Mississippi (1.32%)

Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson,
Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	1,000,000	1,002,920
Madison County School District, Madison County, Mississippi, General Obligation
Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,636,562
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,328,830
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public
School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,673,869
					9,642,181
Missouri (2.36%)

The School District of Columbia, Boone County, State of Missouri, General Obligation
Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	468,198
See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
The School District of Columbia, Boone County, State of Missouri, General Obligation
Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	$ 2,050,000	$2,179,437
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation
Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa3	465,000	521,846
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation
Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa3	400,000	448,464
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation
Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa3	425,000	475,941
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and
Improvement Bonds, Series 2014, (Missouri Direct Deposit Program)	5.000%	03/01/2031	A+	370,000	370,000
Nixa Public Schools, Christian County, Missouri, General Obligation Refunding and
Improvement Bonds, Series 2014, (Missouri Direct Deposit Program), (Prerefunded to
03-01-2020 @ 100)(b)	5.000%	03/01/2031	NR	380,000	380,000
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School
Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,145,060
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School
Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,849,150
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation
Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,491,640
City of Columbia, Missouri, Water and Electric System Refunding Revenue Bonds, Series
2019B	3.000%	10/01/2035	A+	3,520,000	3,747,709
Reorganized School District No. 7 of Jackson County, Missouri, (Lee's Summit R-7),
General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,150,490
					17,227,935
Montana (3.06%)

School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School
Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	967,276
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation
School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	582,257
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School
Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,178,226
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation
School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,186,720
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School
Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,250,612
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General
Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	688,453
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School
Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	616,808
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School
Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	627,372
High School District No. A (Great Falls), Cascade County, Montana, General Obligation
School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	924,303
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General
Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	1,026,295
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School
Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	668,915
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation
School Building Bonds, Series 2019	4.000%	07/01/2034	A+	1,000,000	1,219,210
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School
Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,106,591
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General
Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,449,659
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School
Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	998,528
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation
School Building Bonds, Series 2019	4.000%	07/01/2035	A+	750,000	912,330
22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
State of Montana, The Board of Regents of Higher Education, The University of Montana,
General Revenue Bonds, Series 2019B	3.000%	11/15/2035	Aa3	$ 3,660,000	$4,009,347
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School
Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	689,779
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation
School Building Bonds, Series 2019	4.000%	07/01/2036	A+	965,000	1,170,777
					22,273,458
Nebraska (2.30%)

Douglas County School District 0010, (Elkhorn Public Schools), General Obligation
Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,362,704
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation
Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100)(b)	5.000%	12/15/2023	AA-	1,560,000	1,676,345
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General
Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,007,350
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools),
General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	158,849
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools),
General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	210,485
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation
Refunding Bonds, Series 2011 (Prerefunded 12-15-2021 @ 100)(b)	5.000%	12/15/2026	AA-	1,925,000	2,068,567
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	179,907
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools),
General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	305,940
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds,
Series 2012B (Prerefunded to 01-15-2022 @ 100)(b)	4.000%	01/15/2029	AA-	730,000	772,632
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	299,308
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools),
General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	AA-	260,000	317,530
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	387,475
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools),
General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100)(b)	5.000%	12/15/2030	AA-	700,000	837,697
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,041,303
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools),
General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100)(b)	5.000%	12/15/2032	AA-	565,000	676,141
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2034	Aa1	1,105,000	1,230,064
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2035	Aa1	1,140,000	1,266,358
					16,798,655
Nevada (0.48%)

Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,524,892
New Jersey (2.31%)

The Board of Education of the Township of Millstone, in the County of Monmouth, New
Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,091,243
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey,
Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	320,497
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey),
County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	758,213
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General
Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,777,893
The Board of Education of the Township of South Brunswick, in the County of Middlesex,
New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	750,000	803,273
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey,
Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	636,600
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey,
Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	506,385
See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education, of the Somerset Hills School District, in the County of Somerset,
New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	$ 2,345,000	$2,491,023
The Board of Education of the Hopewell Valley Regional School District in the County of
Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,790,373
The Board of Education of the Township of Livingston, In the County of Essex, New
Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,145,660
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation
Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,233,298
The Board of Education of the Hopewell Valley Regional School District in the County of
Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,272,740
					16,827,198
New Mexico (4.03%)

Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,519,590
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds,
Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,102,440
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds,
Series 2012A	4.000%	07/01/2023	Aa2	2,450,000	2,475,505
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,073,363
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,103,088
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,326,526
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	746,307
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation
School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	989,991
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	771,953
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation
School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	996,768
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General
Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,658,107
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	797,471
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation
School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	998,559
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General
Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,655,531
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	822,053
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School
Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,484,498
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School
Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,163,940
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New
Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa2	1,800,000	2,333,808
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New
Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa2	2,600,000	3,364,634
					29,384,132
New York (0.88%)

The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred
Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,457,170
New York City, Municipal Water Finance Authority, Water and Sewer System Second
General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,926,950
					6,384,120
North Carolina (1.21%)

County of Wake, North Carolina, General Obligation Public Improvement Bonds,
Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,034,380
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A
(Prerefunded to 05-01-2020 @ 100)(b)	4.000%	05/01/2026	Aaa	1,000,000	1,005,250
24	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System
Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	$ 1,210,000	$1,335,320
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	843,563
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	318,829
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	3,174,815
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series
2019B	3.000%	03/01/2032	Aaa	1,000,000	1,138,270
					8,850,427
North Dakota (1.51%)

West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation
School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,034,660
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016,
Series L	3.000%	05/01/2027	Aa1	860,000	912,606
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016,
Series L	3.125%	05/01/2028	Aa1	845,000	897,153
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016,
Series L	3.250%	05/01/2029	Aa1	835,000	885,885
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation
School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,847,126
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017,
Series M	3.125%	05/01/2031	Aa1	1,015,000	1,102,879
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017,
Series M	3.125%	05/01/2032	Aa1	1,060,000	1,150,132
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2033	Aa2	1,350,000	1,477,994
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2034	Aa2	1,550,000	1,687,470
					10,995,905
Ohio (4.52%)

Board of Education, City School District of the City of Cincinnati, County of Hamilton,
Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series
2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,119,970
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax),
School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @
100)(b)	4.300%	11/01/2023	AA-	2,840,000	3,007,077
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A (Prerefunded to
12-01-2021 @ 100)(b)	4.000%	12/01/2024	Aaa	2,155,000	2,276,908
Lake County Community College District, Ohio, (Lakeland Community College), Facilities
Construction and Improvement Bonds, Series 2016A, (General Obligation -
Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	730,778
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation
(Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	553,056
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding
Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,516,629
Lake County Community College District, Ohio, (Lakeland Community College), Facilities
Construction and Improvement Bonds, Series 2016A, (General Obligation -
Unlimited Tax)	3.000%	12/01/2026	Aa3	865,000	968,125
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School
Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,104,830
Board of Education of the Northwest Local School District, (Counties of Hamilton and
Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series
2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	201,205
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities
Construction and Improvement Bonds, Series 2015 (General Obligation -
Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,413,963
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities
Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100)(b)	5.000%	11/01/2028	Aa2	1,000,000	1,112,040
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School
Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,821,175
See accompanying notes to schedules of investments.	25

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Board of Education of the Northwest Local School District, (Counties of Hamilton and
Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series
2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100)(b)	5.000%	12/01/2028	Aa2	$ 225,000	$259,790
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax,
General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100)(b)	5.000%	11/01/2029	Aa2	800,000	920,984
Board of Education of the Northwest Local School District, (Counties of Hamilton and
Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series
2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100)(b)	5.000%	12/01/2029	Aa2	200,000	230,924
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax,
General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100)(b)	5.000%	11/01/2030	Aa2	1,335,000	1,536,892
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities
Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	281,718
Board of Education of the Northwest Local School District, (Counties of Hamilton and
Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series
2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	401,274
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School
Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	879,743
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities
Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	261,353
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School
Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	407,516
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities
Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100)(b)	5.000%	11/01/2032	Aa2	1,500,000	1,668,060
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities
Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	259,961
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement
Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	2,034,130
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School
Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	435,885
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities
Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	434,887
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities
Construction and Improvement Bonds, Series 2019A, (General Obligation -
Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	608,275
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School
Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	462,896
Worthington City School District, Franklin County, Ohio, School Facilities Construction
and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	961,075
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement
Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,149,190
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities
Construction and Improvement Bonds, Series 2019A, (General Obligation -
Unlimited Tax)	4.000%	12/01/2034	Aa1	500,000	600,305
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School
Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	999,924
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities
Construction and Improvement Bonds, Series 2019A, (General Obligation -
Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	596,740
Worthington City School District, Franklin County, Ohio, School Facilities Construction
and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	569,041
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities
Construction and Improvement Bonds, Series 2019A, (General Obligation -
Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,190,810
					32,977,129
Oklahoma (1.33%)

City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,506,250
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,160,050
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,137,298
26	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System
Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	$ 1,500,000	$1,897,215
					9,700,813
Oregon (1.24%)

City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010
Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,005,250
Central Lincoln People's Utility District, Oregon, Electric System Revenue Bonds,
Series 2016	2.250%	12/01/2024	AA-	400,000	424,784
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,378,292
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans' Welfare Bonds
Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	155,000	169,927
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation
Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,932,375
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General
Obligation Bonds, Series 2019	3.000%	06/15/2035	Aa2	2,865,000	3,143,793
					9,054,421
Pennsylvania (1.52%)

Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds,
Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,664,513
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds,
Series A of 2016	3.000%	06/01/2026	AA+	430,000	479,880
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds,
Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,598,161
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds,
Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,878,637
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds,
Series of 2012 (Prerefunded to 11-15-2020 @ 100)(b)	5.000%	05/15/2027	NR	375,000	385,886
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds,
Series A of 2016	4.000%	06/01/2028	AA+	340,000	400,574
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds,
Series A of 2016	4.000%	06/01/2029	AA+	305,000	358,192
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds,
Series B of 2012 (Tax-Exempt) (Prerefunding to 10-01-2022 @ 100)(b)	5.000%	10/01/2030	AA	1,500,000	1,660,815
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania),
Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100)(b)	5.000%	11/15/2031	AA	1,365,000	1,632,404
					11,059,062
South Carolina (1.68%)

Fort Mill School District No. 4 of York County, South Carolina, General Obligation
Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	2,315,000	2,499,969
School District No. 1 of Richland County, South Carolina, General Obligation Refunding
Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,755,266
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue
Bonds, Series 2015	3.000%	12/01/2025	AA	355,000	383,066
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue
Bonds, Series 2015	3.500%	12/01/2026	AA	370,000	405,524
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue
Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	414,812
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue
Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	579,514
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue
Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,249,036
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding
Convertible Bonds, Series 2013B	5.000%	03/01/2030	Aa3	2,160,000	2,404,058
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue
Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	591,892
See accompanying notes to schedules of investments.	27

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series
2019A	3.000%	02/01/2035	Aa1	$ 1,750,000	$1,950,725
					12,233,862
South Dakota (0.04%)

Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012
(Prerefunded to 01-15-2022 @ 100)(b)	3.000%	07/15/2022	AA-	250,000	259,980
Tennessee (2.49%)

City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa1	655,000	669,187
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric
System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100)(b)	4.500%	05/15/2022	AA	2,760,000	2,884,062
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa1	670,000	684,499
The Metropolitan Government of Nashville and Davidson County (Tennessee), General
Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to
07-01-2020 @ 100)(b)	4.000%	07/01/2023	NR	1,105,000	1,116,614
The Metropolitan Government of Nashville and Davidson County (Tennessee), General
Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	904,290
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,241,978
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	749,621
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	775,440
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	801,172
Washington County, Tennessee, General Obligation School and Improvement Bonds,
Series 2017B	3.000%	06/01/2030	Aa2	850,000	946,815
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	1,041,497
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities
Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,245,507
City of Knoxville, Tennessee, Wastewater System Revenue Refunding Bonds, Series
2013A	3.375%	04/01/2034	Aa2	5,000,000	5,103,950
					18,164,632
Texas (2.29%)

City of Austin, Texas, Water and Wastewater System Revenue Bonds Series 2019A	5.000%	11/15/2025	Aa2	2,280,000	2,346,348
City of Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, Series
2010A (Prerefunded to 11-15-2020 @ 100)(b)	5.000%	11/15/2025	NR	65,000	66,887
Eanes Independent School District, (A political subdivision of the State of Texas located in
Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,857,207
City of Austin, Texas, (Travis, Williamson and Hays Counties), Water and Wastewater
System Revenue, Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,536,732
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series
2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,579,402
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2032	Aa3	250,000	313,518
Lake Travis Independent School District, (A political subdivision of the State of Texas
located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	1,000,000	1,164,960
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2033	Aa3	200,000	249,588
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax
School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,692,563
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2034	Aa3	280,000	329,294
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax
School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,927,315
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2035	Aa3	200,000	234,822
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2036	Aa3	325,000	380,767
					16,679,403
Utah (1.06%)

Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	410,996
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	601,368
28	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation
Bonds, Series 2015A	3.000%	12/15/2025	Aa1	$ 1,260,000	$1,386,063
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series
2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,963,850
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series
2017B	4.000%	10/01/2033	AA+	1,000,000	1,175,330
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series
2017B	4.000%	10/01/2034	AA+	1,000,000	1,173,350
					7,710,957
Vermont (0.54%)

City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	Aa3	175,000	226,168
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	Aa3	190,000	244,496
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	Aa3	255,000	327,066
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	Aa3	410,000	525,870
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	Aa3	265,000	338,938
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	Aa3	435,000	556,369
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	Aa3	910,000	1,161,369
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	Aa3	440,000	559,808
					3,940,084
Virginia (0.77%)

Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,096,729
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A
(Prerefunded to 12-01-2020 @ 100)(b)	4.000%	12/01/2025	NR	330,000	337,745
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and
Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	708,780
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,328,886
Virginia Public School Authority, School Financing Bonds (1997 Resolution),
Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,145,840
					5,617,980
Washington (6.62%)

Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System
Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	620,000	655,910
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System
Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	560,853
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax
General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,006,925
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General
Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	235,663
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,422,286
Lake Washington School District No. 414, King County, Washington, Unlimited Tax
General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,292,880
State of Washington, Various Purpose General Obligation Refunding Bonds,
Series R-2013C	4.000%	07/01/2026	AA+	2,500,000	2,758,850
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	350,000	392,109
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	451,476
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General
Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,252,988
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,212,362
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	390,681
Lake Washington School District No. 414, King County, Washington, Unlimited Tax
General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,180,120
Public Utility District No. 1 of Pend Oreille County, Washington, Electric Revenue
Refunding Bonds, 2019	3.000%	01/01/2029	Baa2	895,000	989,297
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue
Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,152,080
See accompanying notes to schedules of investments.	29

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	$ 2,000,000	$2,226,160
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,885,632
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds,
Series 2014	5.000%	01/01/2030	AA-	985,000	1,129,805
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue
Refunding Bonds, 2019	3.000%	01/01/2030	Baa2	920,000	1,003,481
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds,
Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,035,250
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue
Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,418,402
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue
Refunding Bonds, 2019	3.000%	01/01/2031	Baa2	945,000	1,011,755
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax
General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	985,883
Bellevue School District No 405, King County, Washington, Unlimited Tax General
Obligation Bonds, 2019	3.000%	12/01/2033	AA+	5,095,000	5,597,826
Lake Washington School District No. 414, King County, Washington, Unlimited Tax
General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,868,350
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and
Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,248,431
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax
General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	597,628
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax
General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,267,531
					48,230,614
West Virginia (1.48%)

West Virginia University Board of Governors, University Improvement Revenue Bonds
(West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A	2,510,000	2,673,752
West Virginia University Board of Governors, University Improvement Revenue Bonds
(West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A	3,200,000	3,407,200
The Board of Education of the County of Manongalia (West Virginia), Public School
Refunding Bonds, Series 2012(b)	4.000%	05/01/2025	AA-	1,105,000	1,180,847
The Board of Education of the County of Braxton (West Virginia), Public School Refunding
Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	409,381
The Board of Education of the County of Braxton (West Virginia), Public School Refunding
Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	134,000
The Board of Education of the County of Manongalia (West Virginia), Public School
Refunding Bonds, Series 2012(b)	4.000%	05/01/2026	AA-	2,180,000	2,329,635
The Board of Education of the County of Braxton (West Virginia), Public School Refunding
Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	637,153
					10,771,968
Wisconsin (6.74%)

City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose
Bonds, Series 2007B	4.750%	10/01/2022	AA-	800,000	818,272
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate
Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	285,000	289,383
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose
Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	306,816
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System
Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,152,300
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue
Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,020,130
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding
Bonds, Series 2016G	2.000%	01/01/2026	Aa3	130,000	134,022
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General
Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,770,373
30	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds,
Series 2016H	2.000%	08/01/2026	Aa3	$ 1,090,000	$1,132,990
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation
Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	380,606
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation
Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	307,436
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation
Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	446,788
Western Technical College District, Wisconsin, General Obligation Refunding Bonds,
Series 2013C (Prerefunded to 04-01-2020 @ 100)(b)	5.000%	04/01/2029	NR	3,000,000	3,009,930
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding
Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,175,780
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk
Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,730,017
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding
Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,349,580
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk
Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	1,395,000	1,515,179
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series
2018A	3.250%	03/01/2031	Aa2	1,160,000	1,294,514
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin,
General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,080,100
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School
Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	4,331,223
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation
Refunding Bonds	3.000%	04/01/2031	AA	850,000	922,820
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds,
Series 2018A	4.000%	06/01/2031	Aa2	300,000	355,062
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding
Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,582,910
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2031	AA+	1,300,000	1,456,689
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin,
General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,213,946
Hamilton School District, Waukesha County, Wisconsin, General Obligation School
Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,713,915
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation
Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,654,946
Western Technical College District, Wisconsin, General Obligation Refunding Bonds,
Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,403,206
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds,
Series 2018A	4.000%	06/01/2032	Aa2	675,000	797,560
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2032	AA+	1,325,000	1,478,369
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2033	AA+	1,375,000	1,527,776
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds,
Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,635,279
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General
Obligation Refunding Bonds	3.000%	03/01/2035	AA	1,405,000	1,504,572
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General
Obligation Refunding Bonds	3.000%	03/01/2036	AA	1,535,000	1,639,012
					49,131,501
Total Long-term Municipal Bonds

(cost $644,428,339)					689,929,243
Short-term Municipal Variable Rate Demand Notes (3.60%)

Maryland (0.99%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public
Improvement Variable Rate Bonds of 2017, Series E(d)	1.170%	11/01/2037	Aaa	7,260,000	7,260,000

See accompanying notes to schedules of investments.	31

STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

February 29, 2020

(Unaudited)

	Coupon	Maturity		Principal
	rate	date	Rating(a)	amount	Value
Short-term Municipal Variable Rate Demand Notes (Cont.)
Minnesota (0.55%)
General Obligation Bonds, Series 2017B (Variable Rate), Hennepin County, Minnesota(d)	1.150%	12/01/2041	AAA	$4,000,000	$4,000,000
New York (2.06%)

New York City, Municipal Water Finance Authority, Water and Sewer System Second
General Resolution Revenue Bonds, Adjustable Rate Fiscal 2008 Series BB, Subseries
BB-2 Bonds(d)	1.170%	06/15/2035	Aa1	15,000,000	15,000,000
Total Short-term Municipal Variable Rate Demand Notes

(cost $26,260,000)					26,260,000

				Shares	Value
Short-term Investments (0.83%)
JPMorgan U.S. Government Money Market Fund Capital Shares,
1.47%(e)				6,078,056	$6,078,056
Total Short-term Investments

(cost $6,078,056)					6,078,056
TOTAL INVESTMENTS (99.08%)

(cost $676,766,395)					722,267,299
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.92%)					6,686,412
NET ASSETS (100.00%)
					$728,953,711

(a)Ratings are not audited and represent the lower of Moody's or S&P issuer specific ratings.

(b)Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)Rate shown is fixed until mandatory tender date of July 1, 2026.

(d)Rate shown is as of February 29, 2020.

(e)Rate shown is the 7-day yield as of February 29, 2020.

NR – Not Rated

32	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES' FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates' Funds Trust (the "Trust") has four separate investment portfolios (each a "Fund" and together, the "Funds"). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946, "Financial Services- Investment Companies." State Farm Investment Management Corp. ("SFIMC") is the Trust's investment adviser.

The State Farm Growth Fund (the "Growth Fund") seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the "Balanced Fund") seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the "Interim Fund") seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the "Municipal Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles ("GAAP").

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds' policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 29, 2020. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a "When-Issued" Basis

The Municipal Bond Fund may purchase municipal bonds on a "when-issued" basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 29, 2020, the Municipal Bond Fund did not have any commitments for when-issued securities.

33

STATE FARM ASSOCIATES' FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 "Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement", which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, the Trust's management is evaluating the impact this pronouncement may have on the Trust's financial statements, if any.

3. Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust's Board of Trustees (the "Board"). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC's own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds ("ETFs") traded on securities exchanges, or in an over-the-counter ("OTC") market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges ("foreign securities") are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated ("subsequent event"). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security's value in SFIMC's reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security's fair value, then SFIMC will determine the security's value in SFIMC's reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC's reasonable judgment are subsequently reported to the Board on a quarterly basis.

34

STATE FARM ASSOCIATES' FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds' approved pricing vendors, including understanding a vendor's key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund's assets and liabilities as of February 29, 2020:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$4,909,161,727	$—	$ —	$4,909,161,727
Short-term Investments	18,619,156	—	—	18,619,156
Balanced Fund
Common Stocks (a)	1,305,446,339	—	—	1,305,446,339
Corporate Bonds (a)	—	388,159,001	—	388,159,001
Foreign Government Bonds	—	2,147,610	—	2,147,610
Agency Commercial Mortgage-Backed
Securities	—	83,969,029	—	83,969,029
Agency Notes & Bonds	—	2,053,046	—	2,053,046
U.S. Treasury Obligations	—	184,884,658	—	184,884,658
Short-term Investments	17,325,928	—	—	17,325,928
Interim Fund
U.S. Treasury Obligations	—	354,227,808	—	354,227,808
Short-term Investments	10,576,843	—	—	10,576,843
Municipal Bond Fund
Long-term Municipal Bonds	—	689,929,243	—	689,929,243
Short-term Municipal Variable Rate
Demand Notes	—	26,260,000	—	26,260,000
Short-term Investments	6,078,056	—	—	6,078,056

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2019 or for the period ended February 29, 2020. There were no transfers of securities between Level 1 and Level 2 as of February 29, 2020 as compared to November 30, 2019.

4. Income Taxes

As of February 29, 2020, each Fund's aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Federal Tax Purposes	Appreciation	(Depreciation)	Appreciation (Depreciation)
Growth Fund	$1,595,917,622	$3,414,210,399	$(82,347,138)	$3,331,863,261
Balanced Fund	1,095,395,074	916,662,652	(28,072,115)	888,590,537
Interim Fund	355,566,278	9,247,782	(9,409)	9,238,373
Municipal Bond Fund	676,766,395	45,500,950	(46)	45,500,904

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Schedules of Investments.

35